UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® Real Estate Index Fund

October 31, 2013

1.929348.102

URX-QTLY-1213

Investments October 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 98.3%
REITs - Apartments - 16.7%
American Campus Communities, Inc.	37,647	$ 1,301,080
Apartment Investment & Management Co. Class A	52,424	1,466,824
Associated Estates Realty Corp.	18,128	278,084
AvalonBay Communities, Inc.	43,704	5,465,185
BRE Properties, Inc.	27,725	1,514,062
Camden Property Trust (SBI)	30,634	1,966,703
Education Realty Trust, Inc.	41,252	377,043
Equity Residential (SBI)	120,404	6,304,353
Essex Property Trust, Inc.	13,665	2,200,065
Home Properties, Inc.	20,432	1,232,254
Mid-America Apartment Communities, Inc.	26,844	1,782,442
Pennsylvania Real Estate Investment Trust (SBI)	24,485	443,913
Post Properties, Inc.	19,621	897,465
UDR, Inc.	90,090	2,235,133
TOTAL REITS - APARTMENTS		27,464,606
REITs - Factory Outlets - 0.7%
Tanger Factory Outlet Centers, Inc.	33,927	1,182,356
REITs - Health Care Facilities - 14.3%
HCP, Inc.	163,514	6,785,831
Health Care REIT, Inc.	103,024	6,681,106
Healthcare Realty Trust, Inc.	34,442	826,952
LTC Properties, Inc.	12,486	492,573
Senior Housing Properties Trust (SBI)	67,578	1,665,122
Universal Health Realty Income Trust (SBI)	4,563	200,407
Ventas, Inc.	105,355	6,873,360
TOTAL REITS - HEALTH CARE FACILITIES		23,525,351
REITs - Hotels - 6.5%
Ashford Hospitality Trust, Inc.	25,184	328,903
DiamondRock Hospitality Co.	70,232	799,942
FelCor Lodging Trust, Inc. (a)	39,692	266,730
Hersha Hospitality Trust	69,177	392,234
Hospitality Properties Trust (SBI)	50,210	1,475,170
Host Hotels & Resorts, Inc.	269,482	4,998,891
LaSalle Hotel Properties (SBI)	34,584	1,073,833
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Hotels - continued
Pebblebrook Hotel Trust	22,128	$ 668,266
Sunstone Hotel Investors, Inc.	58,519	775,377
TOTAL REITS - HOTELS		10,779,346
REITs - Industrial Buildings - 14.9%
DCT Industrial Trust, Inc.	112,592	872,588
Duke Realty LP	116,783	1,935,094
DuPont Fabros Technology, Inc.	23,226	577,166
EastGroup Properties, Inc.	10,889	693,194
Extra Space Storage, Inc.	38,115	1,752,909
First Industrial Realty Trust, Inc.	35,953	649,671
First Potomac Realty Trust	21,115	259,503
Liberty Property Trust (SBI)	51,333	1,909,074
Prologis, Inc.	179,146	7,156,883
Public Storage	51,913	8,667,914
TOTAL REITS - INDUSTRIAL BUILDINGS		24,473,996
REITs - Malls - 16.6%
CBL & Associates Properties, Inc.	61,046	1,209,321
General Growth Properties, Inc.	199,028	4,225,364
Rouse Properties, Inc. (d)	9,274	187,520
Simon Property Group, Inc.	111,501	17,232,477
Taubman Centers, Inc.	22,937	1,509,025
The Macerich Co.	50,495	2,989,809
TOTAL REITS - MALLS		27,353,516
REITs - Management/Investment - 3.1%
CubeSmart	45,150	824,891
Digital Realty Trust, Inc. (d)	46,143	2,199,175
Equity Lifestyle Properties, Inc.	28,450	1,080,816
Franklin Street Properties Corp.	31,317	413,384
Washington REIT (SBI)	23,893	626,236
TOTAL REITS - MANAGEMENT/INVESTMENT		5,144,502
REITs - Mobile Home Parks - 0.3%
Sun Communities, Inc.	12,065	537,737
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Office Buildings - 13.7%
Alexandria Real Estate Equities, Inc.	25,668	$ 1,688,441
BioMed Realty Trust, Inc.	69,031	1,375,098
Boston Properties, Inc.	54,753	5,666,936
Brandywine Realty Trust (SBI)	56,303	801,192
CommonWealth REIT	39,959	973,801
Corporate Office Properties Trust (SBI)	31,387	772,120
Cousins Properties, Inc.	63,383	718,129
Douglas Emmett, Inc.	46,624	1,162,336
Highwoods Properties, Inc. (SBI)	32,281	1,246,047
Kilroy Realty Corp.	29,179	1,551,156
Mack-Cali Realty Corp.	31,622	650,148
Parkway Properties, Inc.	15,275	276,630
Piedmont Office Realty Trust, Inc. Class A (d)	60,202	1,112,533
PS Business Parks, Inc.	6,570	535,389
SL Green Realty Corp.	33,047	3,125,255
Sovran Self Storage, Inc.	11,297	864,108
TOTAL REITS - OFFICE BUILDINGS		22,519,319
REITs - Shopping Centers - 11.3%
Acadia Realty Trust (SBI)	19,923	531,346
Cedar Shopping Centers, Inc.	22,337	127,544
DDR Corp.	93,127	1,578,503
Equity One, Inc.	22,727	547,948
Federal Realty Investment Trust (SBI)	23,604	2,445,374
Glimcher Realty Trust	52,112	534,148
Inland Real Estate Corp.	30,072	321,470
Kimco Realty Corp.	147,181	3,161,448
Kite Realty Group Trust	33,696	215,654
Ramco-Gershenson Properties Trust (SBI)	21,912	356,289
Regency Centers Corp.	33,160	1,713,046
Saul Centers, Inc.	4,522	212,534
Vornado Realty Trust	62,482	5,564,647
Weingarten Realty Investors (SBI)	40,305	1,278,878
TOTAL REITS - SHOPPING CENTERS		18,588,829
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Residential REITs - 0.2%
American Homes 4 Rent Class A	16,604	$ 257,030
TOTAL REAL ESTATE INVESTMENT TRUSTS		161,826,588
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
Real Estate Operating Companies - 0.7%
Forest City Enterprises, Inc. Class A (a)	56,737	1,149,492
TOTAL COMMON STOCKS (Cost $158,331,182)		162,976,080
Investment Companies - 0.7%

Vanguard REIT ETF (Cost $1,153,972)	16,525	1,142,208
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% 12/12/13 (e) (Cost $99,990)	$ 100,000	99,997
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 0.09% (b)	414,613	414,613
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	3,147,600	3,147,600
TOTAL MONEY MARKET FUNDS (Cost $3,562,213)		3,562,213
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $163,147,357)		167,780,498
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(3,101,270)
NET ASSETS - 100%		$ 164,679,228
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
5 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2013	$ 437,750	$ 16,275

The face value of futures purchased as a percentage of net assets is 0.3%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,997.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 52
Fidelity Securities Lending Cash Central Fund	1,580
Total	$ 1,632
Other Information

The following is a summary of the inputs used, as of October 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 162,976,080	$ 162,976,080	$ -	$ -
Investment Companies	1,142,208	1,142,208	-	-
U.S. Treasury Obligations	99,997	-	99,997	-
Money Market Funds	3,562,213	3,562,213	-	-
Total Investments in Securities:	$ 167,780,498	$ 167,680,501	$ 99,997	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 16,275	$ 16,275	$ -	$ -
Income Tax Information

At October 31, 2013, the cost of investment securities for income tax purposes was $163,626,352. Net unrealized appreciation aggregated $4,154,146, of which $10,882,257 related to appreciated investment securities and $6,728,111 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2013